THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2002

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ---------------

Check here if Amendment [X]; Amendment Number:  4
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

   /S/ MARK D. LERNER           BALTIMORE, MARYLAND            8/14/02
------------------------      ------------------------      --------------
      [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0
                                           ----------

Form 13F Information Table Entry Total:    9
                                           ----------

Form 13F Information Table Value Total:    $208,260
                                           ----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----

AT&T                    Common      001957109   21,590    981,352   SH              SOLE                  SOLE

Bard CR, Inc.           Common      067383109   11,772    206,700   SH              SOLE                  SOLE

Deutsche Telekom        Common      251566105   57,348  2,554,456   SH              SOLE                  SOLE

Deutsche Telekom        Common      251566105    2,110     94,000   SH     PUT      SOLE                                        NONE

General Motors CL H     Common      370442501    6,158    304,100   SH              SOLE                  SOLE

Honeywell Inc.          Common      438506107   46,358  1,324,900   SH              SOLE                  SOLE

Honeywell Inc.          Common      438506107   13,996    400,000   SH     CALL     SOLE                                        NONE

Nextwave Telecom        Common      65332M103    1,801    205,800   SH              SOLE                  SOLE

Tyco International      Common      902120104   47,127    864,558   SH              SOLE                  SOLE

